Share Purchase Warrants (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Statement [Line Items]
Weighted Average Exercise Price Granted pursuant to acquisitions (Note 6(b))			$ 3.05
Warrants [Member]
Statement [Line Items]
Warrants Outstanding, Beginning Balance	252,595	252,595
Number of Warrants Granted pursuant to acquisition (Note 6(b))			252,595
Number of Warrants Expire	(252,595)
Warrants Outstanding, Ending Balance		252,595	252,595
Weighted Average Exercise Price, Beginning Balance	$ 1.44	$ 1.44
Weighted Average Exercise Price Granted pursuant to acquisitions (Note 6(b))			$ 1.44
Weighted Average Exercise Price Expire	$ (1.44)
Weighted Average Exercise Price, Ending Balance		$ 1.44	$ 1.44
Liability amount, Beginning Balance	$ 353	$ 131,603
Liability amount, granted pursuant to acquisition (note 6(b))			$ 57,718
Liability amount, Change in fair value	$ (353)	(131,250)	73,885
Liability amount, Ending Balance		$ 353	$ 131,603